Investments Accounted For Using Equity Method - Additional Information (Detail) $ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2025 TWD ($) NumberofSeat	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Apr. 30, 2025 TWD ($)	Oct. 31, 2024 TWD ($)	Aug. 31, 2024 TWD ($)	Aug. 31, 2024 USD ($)	May 31, 2024 TWD ($)	Apr. 30, 2024 TWD ($)	Feb. 28, 2024 USD ($)	Dec. 31, 2022
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates		$ 8,255,000	$ 8,870,000
Investment in joint venture		$ 9,000	$ 9,000
Next Commercial Bank Co., Ltd. ("NCB") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		46.26%	46.26%									41.90%
Investments in associates		$ 3,591,000	$ 3,951,000
Percentage of ownership in associates				46.26%
Reduction percentage of capital to offset accumulated deficit	26.43%
KingwayTek Technology Co., Ltd. ("KWT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		22.78%	22.58%
Senao Networks, Inc. ("SNI") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		33.00%	33.16%
Investments in associates		$ 1,876,000	$ 1,849,000			$ 376,000
Taiwania Hive Technology Fund L.P. ('TWTF') [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		39.81%	42.00%				41.75%	41.75%
Investments in associates		$ 234,000	$ 276,000				$ 288,000	$ 9			$ 30
GW [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		48.00%	0.00%		48.00%
Investments in associates		$ 12,000	$ 0		$ 14,000
KKBOX Taiwan Co., Ltd. ("KKBOXTW") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		0.00%	30.00%
Investments in associates		$ 0	$ 151,000
Gain on disposal of investment		753,000
Proceeds from disposal		$ 873,000
Porrima Inc. ('PORRIMA') [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		9.26%	10.00%						10.00%
Investments in associates		$ 74,000	$ 78,000						$ 80,000
WiAdvance Technology Corporation ("WATC") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
No of seats allotted | NumberofSeat		1
Number of seats available for board of directors | NumberofSeat		5
Percentage of ownership in associates			16.24%	19.22%
CHT Infinity Singapore Pte. Ltd. ("CISG") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		40.00%	40.00%
Investments in associates		$ 54,000	$ 61,000
Baohwa Trust Co., Ltd. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		25.00%	25.00%
Price of investments in associates	$ 1,544,000			$ 1,544,000
Investments in associates		$ 18,000	$ 12,000
Chunghwa SEA Holdings ("CHT SEA") [Member] | Joint ventures [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investment in joint venture		$ 9,000	$ 9,000
Percentage of ownership in joint venture		51.00%	51.00%
ST-2 Satellite Ventures Pte., Ltd. ("STS") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		38.00%	38.00%
Investments in associates		$ 345,000	$ 313,000
Chunghwa PChome Fund I Co., Ltd. ("CPFI") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		50.00%
No of seats allotted | NumberofSeat		2
Number of seats available for board of directors | NumberofSeat		5
Cornerstone Ventures Co., Ltd. ("CVC") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Liquidation distribution		$ 5,000
Loss on disposal		2
AgriTalk Technology Inc. ("ATT") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Loss on disposal		14,000
Proceeds from disposal		$ 8,000
Imedtac Co., Ltd. ("IME") [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of ownership in associates		10.00%
Investments in associates	$ 11,000			$ 11,000						$ 32,000